RELATED PARTY TRANSACTIONS (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) warehouse	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) warehouse	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Number of distribution warehouses and retail stores | warehouse	5		5
Rent expense related to leases	$ 437,000	$ 480,000	$ 1,635,000	$ 1,096,000
Warren Kanders
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 1,000,000